EVENTS SINCE THE BALANCE SHEET DATE Narrative (Details) - Major business combination - Sandhurst £ in Millions	Feb. 21, 2023 GBP (£)
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired	100.00%
Consideration paid (received)	£ 300